Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net [Abstract]
Property, plant and equipment, net
	December 31,
	2011	2012	2012
	(RMB)	(RMB)	($)
Buildings and improvements	365,052,501	475,282,500	75,615,703
Machinery	812,517,546	836,323,374	133,055,982
Office equipment and furnishing	1,406,173	1,406,173	223,717
Motor vehicles	4,650,975	4,650,976	739,953
Total	1,183,627,195	1,317,663,023	209,635,355
Accumulated depreciation	(180,322,583)	(277,738,654)	(44,187,201)
Construction in progress	124,076,695	8,009,646	1,274,305
Property, plant, and equipment, net	1,127,381,307	1,047,934,015	166,722,459